Adjustments reconciling profit after tax to operating cash flows	12 Months Ended
Dec. 31, 2025
Adjustments to reconcile profit (loss) [abstract]
Adjustments reconciling profit after tax to operating cash flows

41. Adjustments reconciling profit after tax to operating cash flows

	2025 £m	2024 £m	2023 £m
Total profit after tax from operations	6,289	2,951	5,308

Tax on profits	1,112	526	756
Share of after tax (profits)/losses of associates and joint ventures	(1)	3	5
Finance expense net of finance income	532	547	677
Depreciation	1,056	1,097	1,082
Amortisation of intangible assets	1,258	1,454	1,212
Impairment and assets written off	1,098	408	467
Loss on sale of businesses	9	11	–
Profit on sale of intangible assets	(49)	(170)	(12)
Profit on sale of investments in associates	–	(6)	(1)
Profit on sale of equity investments	(4)	(10)	–
Changes in working capital:
Decrease/(increase) in inventories	(140)	(294)	(424)
Decrease/(increase) in trade receivables	(613)	298	(794)
Increase/(decrease) in trade payables	131	(179)	(15)
Contingent consideration paid (see Note 32)	(1,330)	(1,235)	(1,134)
Other non-cash increase in contingent consideration liabilities	465	1,834	492
Decrease/(increase) in other receivables	(484)	42	145
Increase/(decrease) in other payables	343	(610)	689
Increase/(decrease) in pension and other provisions	(1,139)	999	(457)
Share-based incentive plans	374	344	307
Fair value adjustments	45	(39)	(107)
Other	(9)	(110)	(100)

Total adjustments	2,654	4,910	2,788

Total cash generated from operations	8,943	7,861	8,096